Condensed consolidating financial information for bonds issued by WPP Finance 2010 with WPP plc as parent guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as subsidiary guarantors - Condensed Consolidating Income Statement (Detail) - GBP (£)
£ in Millions
		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of condensed consolidating income statement information [line items]
Revenue		£ 15,265.4	£ 14,388.9	[1]	£ 12,235.2	[1]
Costs of services		(12,090.2)	(11,348.1)	[1]	(9,709.1)	[1]
Gross profit		3,175.2	3,040.8	[1]	2,526.1	[1]
General and administrative costs		(1,267.0)	(977.7)	[1]	(894.1)	[1]
Operating profit		1,908.2	2,063.1	[1]	1,632.0	[1]
Share of results of associates		113.5	49.8	[1]	47.0	[1]
Profit before interest and taxation		2,021.7	2,112.9	[1]	1,679.0	[1]
Finance income		95.2	80.4	[1]	72.4	[1]
Finance costs		(269.8)	(254.5)	[1]	(224.1)	[1]
Revaluation of financial instruments		262.2	(48.3)	[1]	(34.7)	[1]
Profit before taxation		2,109.3	1,890.5	[1]	1,492.6	[1]
Taxation		(197.0)	(388.9)	[1]	(247.5)	[1]
Profit for the year		1,912.3	1,501.6	[1]	1,245.1	[1]
Attributable to:
Equity holders of the parent		1,816.6	1,400.1	[1]	1,160.2	[1]
Non-controlling interests		95.7	101.5	[1]	84.9	[1]
Profit for the year		1,912.3	1,501.6	[1]	1,245.1	[1]
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Disclosure of condensed consolidating income statement information [line items]
Revenue		15,265.4	14,388.9	[1]	12,235.2	[1]
Costs of services		(12,090.2)	(11,348.1)	[1]	(9,709.1)	[1]
Gross profit		3,175.2	3,040.8	[1]	2,526.1	[1]
General and administrative costs		(1,267.0)	(977.7)	[1]	(894.1)	[1]
Operating profit		1,908.2	2,063.1	[1]	1,632.0	[1]
Share of results of associates		113.5	49.8	[1]	47.0	[1]
Profit before interest and taxation		2,021.7	2,112.9	[1]	1,679.0	[1]
Finance income		95.2	80.4	[1]	72.4	[1]
Finance costs		(269.8)	(254.5)	[1]	(224.1)	[1]
Revaluation of financial instruments		262.2	(48.3)	[1]	(34.7)	[1]
Profit before taxation		2,109.3	1,890.5	[1]	1,492.6	[1]
Taxation		(197.0)	(388.9)	[1]	(247.5)	[1]
Profit for the year		1,912.3	1,501.6	[1]	1,245.1	[1]
Attributable to:
Equity holders of the parent		1,816.6	1,400.1	[1]	1,160.2	[1]
Non-controlling interests		95.7	101.5	[1]	84.9	[1]
Profit for the year		1,912.3	1,501.6	[1]	1,245.1	[1]
WPP plc [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Disclosure of condensed consolidating income statement information [line items]
General and administrative costs		14.1	13.8	[1]	10.6	[1]
Operating profit		14.1	13.8	[1]	10.6	[1]
Share of results of subsidiaries		1,901.2	1,497.4	[1]	1,298.5	[1]
Profit before interest and taxation		1,915.3	1,511.2	[1]	1,309.1	[1]
Finance income	[1]				1.2
Finance costs		(99.3)	(102.5)	[1]	(146.1)	[1]
Revaluation of financial instruments		0.6	(8.6)	[1]	(4.0)	[1]
Profit before taxation		1,816.6	1,400.1	[1]	1,160.2	[1]
Profit for the year		1,816.6	1,400.1	[1]	1,160.2	[1]
Attributable to:
Equity holders of the parent		1,816.6	1,400.1	[1]	1,160.2	[1]
Profit for the year		1,816.6	1,400.1	[1]	1,160.2	[1]
Subsidiary Guarantors [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Disclosure of condensed consolidating income statement information [line items]
General and administrative costs		74.7	(828.2)	[1]	(83.0)	[1]
Operating profit		74.7	(828.2)	[1]	(83.0)	[1]
Share of results of subsidiaries		2,016.5	2,518.2	[1]	1,507.3	[1]
Profit before interest and taxation		2,091.2	1,690.0	[1]	1,424.3	[1]
Finance income		24.5	28.8	[1]	32.0	[1]
Finance costs		(221.5)	(222.1)	[1]	(161.6)	[1]
Profit before taxation		1,894.2	1,496.7	[1]	1,294.7	[1]
Taxation		7.0	0.7	[1]	3.8	[1]
Profit for the year		1,901.2	1,497.4	[1]	1,298.5	[1]
Attributable to:
Equity holders of the parent		1,901.2	1,497.4	[1]	1,298.5	[1]
Profit for the year		1,901.2	1,497.4	[1]	1,298.5	[1]
WPP Finance 2010 [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Disclosure of condensed consolidating income statement information [line items]
General and administrative costs	[1]		(0.1)		(0.1)
Operating profit	[1]		(0.1)		(0.1)
Profit before interest and taxation	[1]		(0.1)		(0.1)
Finance income		110.6	121.1	[1]	88.4	[1]
Finance costs		(103.4)	(98.8)	[1]	(87.4)	[1]
Revaluation of financial instruments		(5.4)	7.0	[1]
Profit before taxation		1.8	29.2	[1]	0.9	[1]
Profit for the year		1.8	29.2	[1]	0.9	[1]
Attributable to:
Equity holders of the parent		1.8	29.2	[1]	0.9	[1]
Profit for the year		1.8	29.2	[1]	0.9	[1]
Other Subsidiaries [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Disclosure of condensed consolidating income statement information [line items]
Revenue		15,265.4	14,388.9	[1]	12,235.2	[1]
Costs of services		(12,090.2)	(11,348.1)	[1]	(9,709.1)	[1]
Gross profit		3,175.2	3,040.8	[1]	2,526.1	[1]
General and administrative costs		(1,355.8)	(163.2)	[1]	(821.6)	[1]
Operating profit		1,819.4	2,877.6	[1]	1,704.5	[1]
Share of results of associates		113.5	49.8	[1]	47.0	[1]
Profit before interest and taxation		1,932.9	2,927.4	[1]	1,751.5	[1]
Finance income		262.8	231.9	[1]	166.0	[1]
Finance costs		(148.3)	(132.5)	[1]	(44.2)	[1]
Revaluation of financial instruments		267.0	(46.7)	[1]	(30.7)	[1]
Profit before taxation		2,314.4	2,980.1	[1]	1,842.6	[1]
Taxation		(204.0)	(389.6)	[1]	(251.3)	[1]
Profit for the year		2,110.4	2,590.5	[1]	1,591.3	[1]
Attributable to:
Equity holders of the parent		2,014.7	2,489.0	[1]	1,506.4	[1]
Non-controlling interests		95.7	101.5	[1]	84.9	[1]
Profit for the year		2,110.4	2,590.5	[1]	1,591.3	[1]
Reclassifications/Eliminations [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Disclosure of condensed consolidating income statement information [line items]
Share of results of subsidiaries		(3,917.7)	(4,015.6)	[1]	(2,805.8)	[1]
Profit before interest and taxation		(3,917.7)	(4,015.6)	[1]	(2,805.8)	[1]
Finance income		(302.7)	(301.4)	[1]	(215.2)	[1]
Finance costs		302.7	301.4	[1]	215.2	[1]
Profit before taxation		(3,917.7)	(4,015.6)	[1]	(2,805.8)	[1]
Profit for the year		(3,917.7)	(4,015.6)	[1]	(2,805.8)	[1]
Attributable to:
Equity holders of the parent		(3,917.7)	(4,015.6)	[1]	(2,805.8)	[1]
Profit for the year		£ (3,917.7)	£ (4,015.6)	[1]	£ (2,805.8)	[1]

[1]	Prior year figures have been re-presented as described in the accounting policies.